Deferred Tax Assets and Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in deferred tax
Cost at Opening Balance	kr (25,954)	kr (26,661)
Recognized in Profit or Loss	14,316	8,688
Exchange Differences	(3,688)	(7,981)
Cost at Closing Balance	(15,326)	(25,954)
Intangible assets
Change in deferred tax
Cost at Opening Balance	(56,789)	(46,175)
Recognized in Profit or Loss	765
Exchange Differences	(3,463)	(10,614)
Cost at Closing Balance	(59,487)	(56,789)
Tangible assets
Change in deferred tax
Cost at Opening Balance	(766)	(238)
Recognized in Profit or Loss	136	(477)
Exchange Differences	22	(51)
Cost at Closing Balance	(608)	(766)
Lease assets
Change in deferred tax
Cost at Opening Balance	(3,060)	(2,672)
Recognized in Profit or Loss	788	23
Exchange Differences	74	(411)
Cost at Closing Balance	(2,198)	(3,060)
Lease liabilities
Change in deferred tax
Cost at Opening Balance	3,442	2,942
Recognized in Profit or Loss	(894)	45
Exchange Differences	(83)	455
Cost at Closing Balance	2,465	3,442
Other liabilities
Change in deferred tax
Cost at Opening Balance	3,218
Recognized in Profit or Loss	444	3,122
Exchange Differences	(146)	96
Cost at Closing Balance	3,516	3,218
Personnel-related items
Change in deferred tax
Cost at Opening Balance	10,653	4,140
Recognized in Profit or Loss	11,289	5,699
Exchange Differences	(1,011)	814
Cost at Closing Balance	20,931	10,653
Tax loss carried forward
Change in deferred tax
Cost at Opening Balance	17,037	15,319
Recognized in Profit or Loss	(229)
Exchange Differences	1,038	1,718
Cost at Closing Balance	17,846	17,037
Other items
Change in deferred tax
Cost at Opening Balance	311	23
Recognized in Profit or Loss	2,017	276
Exchange Differences	(119)	12
Cost at Closing Balance	kr 2,209	kr 311